Intangible assets - Accounting policy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets
Amortisation, intangible assets other than goodwill	$ 75,017	$ 74,991
Rights to use natural resources
Disclosure of detailed information about intangible assets
Amortisation, intangible assets other than goodwill	$ 74,024	$ 74,013
Rights to use natural resources | Peru
Disclosure of detailed information about intangible assets
Percentage of company's right to use natural resources	98.00%
Conversion rate from inferred mineral resources into measured and indicated mineral resources	100.00%	100.00%	97.00%
Percentage of inferred resources included when calculating expected life of mine	70.00%
Amortisation calculated using only proven and probable reserves and measured and indicated resources, intangible assets other than goodwill	$ 82,270	$ 82,594
Additional amortisation calculated using only proven and probable reserves and measured and indicated resources, intangible assets other than goodwill	9,392	9,716
Amortisation, intangible assets other than goodwill	72,878	72,878
Software
Disclosure of detailed information about intangible assets
Amortisation, intangible assets other than goodwill	$ 576	$ 73
Software | Minimum
Disclosure of detailed information about intangible assets
Useful lives, intangible assets other than goodwill	3 years
Software | Maximum
Disclosure of detailed information about intangible assets
Useful lives, intangible assets other than goodwill	5 years